Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Translation of Foreign Subsidiaries	Retained Earnings	Total	Non-Controlling Interest	Employee Benefits Reclassification	Securities Premium Reserve	Total
Balance at Mar. 31, 2021	$ 341,541	$ (1,049,440)	$ 12,538,469	$ 11,830,570	$ (77,975)			$ 11,752,595
Balance (in Shares) at Mar. 31, 2021	34,154,062
Adjustment for deconsolidation of subsidiary (refer note 24)		12,936		12,936	92,851			105,787
Profit/(Loss) for the year			(390,067)	(390,067)	(12,968)			(403,035)
Foreign currency translation of subsidiaries, net of tax		753,427		753,427				753,427
Balance at Mar. 31, 2022	$ 341,541	(283,077)	12,148,402	12,206,866	1,908			12,208,774
Balance (in Shares) at Mar. 31, 2022	34,154,062
Adjustments for Modification of Reachnet Agreement (refer note 23)			(14,319,254)	(14,319,254)				(14,319,254)
Restated Balance	$ 341,541	(283,077)	(2,170,851)	(2,112,387)	1,908			(2,110,480)
Restated Balance (in Shares)	34,154,062
Derecognition on disposal of a subsidiary - GHSI					(1,908)			(1,908)
Issue of shares	$ 30,010			14,254,250			$ 14,224,240	14,254,250
Share warrants exercised	$ 4,215			75,323			71,108	75,323
Share warrants exercised (in Shares)	421,492
Cost of IPO				(1,820,404)			(1,820,404)	(1,820,404)
Acquired in the business combination (Refer Note 35)					1,768,961			1,768,961
Other comprehensive income for the year		158,085		(157,371)	57,251	(714)		214,622
Profit/(Loss) for the year			(2,348,103)	(2,348,103)	712,266			(1,635,837)
Balance at Mar. 31, 2023	$ 375,766	$ (124,992)	$ (4,518,954)	$ 8,206,050	$ 2,538,478	$ (714)	$ 12,474,944	$ 10,744,528
Balance (in Shares) at Mar. 31, 2023	37,576,449
Issue of shares (in Shares)	3,000,895